Long-Term Debt and Other Financial Liabilities, Omnibus Supplemental Agreements (Details) $ / shares in Units, $ in Thousands					1 Months Ended		9 Months Ended	12 Months Ended
	May 06, 2021 shares	Apr. 26, 2021 $ / shares shares	Jan. 08, 2021 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 28, 2021 USD ($)	Dec. 31, 2020 USD ($) Payment $ / shares shares	Dec. 31, 2019	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) Payment $ / shares shares	Dec. 31, 2019 USD ($)	Feb. 19, 2021 $ / shares	Dec. 30, 2020 $ / shares	Aug. 20, 2020 shares	May 07, 2020 $ / shares	May 04, 2020 $ / shares	Apr. 22, 2020 $ / shares	Apr. 14, 2020 $ / shares	Apr. 02, 2020 $ / shares	May 13, 2019 $ / shares shares	Mar. 31, 2019 USD ($)
Omnibus Supplemental Agreements [Abstract]
Prepayment of principal amount								$ 132,058	$ 52,514	$ 17,598
Number of units issued (in shares) | shares	4,285,714	4,285,714	7,986,913
Share price (in dollars per share) | $ / shares		$ 0.70	$ 0.70	$ 0.70		$ 0.70			$ 0.70		$ 1.70			$ 1.92	$ 1.92	$ 1.92	$ 2.16		$ 3.40
Number of securities called by each warrant (in shares) | shares		1	1	1		1			1
Warrant exercise price (in dollars per share) | $ / shares		$ 0.70	$ 0.70					$ 5.00										$ 2.72
Number of additional units that can be purchased (in shares) | shares				4,285,714		4,285,714			4,285,714
Number of mandatory repayments | Payment						2			2
Mandatory repayment						$ 8,000			$ 8,000
Corporate liquidity						$ 25,000			25,000
Percentage of net proceeds from future equity offerings and warrant exercises used to prepay loans						25.00%
Maximum repayments in any twelve-month period ending on December 31				$ 12,000		$ 12,000			12,000
Term for achieving maximum repayments						12 months		12 months
Restructuring expenses								$ 0	1,015	$ 0
Costs related to issuance of units									6,021
Minimum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues						$ 18,000			18,000
Maximum [Member]
Omnibus Supplemental Agreements [Abstract]
Time charter equivalent revenues						$ 21,000			21,000
Pre-Funded Warrant [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares		1	1
Warrant [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares		1	1
Common Stock [Member]
Omnibus Supplemental Agreements [Abstract]
Number of securities included in each unit (in shares) | shares		1	1										35,714,286						1
Costs related to issuance of units									0
JDH Notes and JDH Loans [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate						5.50%
Accrued and unpaid interest				$ 4,350		$ 4,350			$ 4,350											$ 2,115
Amendment fee						$ 1,241
JDH Notes [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate									5.50%
Conversion price (in dollars per share) | $ / shares				$ 1.20		$ 1.20		$ 1.20	$ 1.20			$ 216
Accrued and unpaid interest				$ 2,425		$ 2,425			$ 2,425
Second JDH Loan [Member]
Omnibus Supplemental Agreements [Abstract]
Interest rate							0.00%
Prepayment of principal amount				$ 6,500	$ 100
Accrued and unpaid interest								$ 841												$ 354
JDH Amendment [Member]
Omnibus Supplemental Agreements [Abstract]
Costs related to issuance of units									$ 166